N-2	Sep. 30, 2024 $ / shares
Cover [Abstract]
Entity Central Index Key	0001890107
Amendment Flag	false
Securities Act File Number	814-01642
Document Type	8-K
Entity Registrant Name	First Eagle Private Credit Fund
Entity Address, Address Line One	1345 Avenue of the Americas
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10105
City Area Code	(212)
Local Phone Number	698-3300
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
General Description of Registrant [Abstract]
NAV Per Share	$ 24.13